Operating expenses (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Operating expenses
Employee benefit expenses	£ (77,903)	£ (69,676)	£ (154,946)	£ (139,561)
Depreciation-property, plant and equipment (note 14)	(2,938)	(2,722)	(5,715)	(5,264)
Depreciation-investment property (note 15)	(32)	(33)	(64)	(65)
Amortization (note 16)	(33,440)	(37,335)	(68,571)	(73,389)
Other operating expenses	(26,357)	(26,486)	(54,954)	(61,009)
Exceptional items (note 8)	(19,599)		(19,599)
Total operating expenses	£ (160,269)	£ (136,252)	£ (303,849)	£ (279,288)